SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN

Basis of Presentation

Through May 23, 2011, the date in which the Company entered into equity transactions relating to its Arrayit Diagnostics, Inc. subsidiary as described below, the accompanying Consolidated Financial Statements include the following majority-owned subsidiaries for all or a portion of the periods indicated, each of which has been consolidated since the date the Company acquired majority-voting control (collectively, the “Consolidated Subsidiaries”):

Subsidiary	Date of Incorporation	Business of Entity	Ownership
Arrayit Diagnostics, Inc.	June 2, 2009	Develops medical tests and through its partially owned subsidiaries markets these tests to the medical community. incorporating the technology and equipment developed by Arrayit Corporation	80% owned by Arrayit Corporation
Arrayit Diagnostics (Ovarian), Inc.	June 16, 2009	Markets a test for Ovarian Cancer incorporating the technology and equipment developed by Arrayit Corporation	80% owned by Arrayit Diagnostics, Inc.
Arrayit Diagnostics (Parkinson), Inc.	October 15, 2009	Markets a test for Parkinson’s Disease incorporating the technology and equipment developed by Arrayit Corporation	80% owned by Arrayit Diagnostics, Inc.

On May 23, 2011, Arrayit Diagnostics, Inc. (Diagnostics) acquired the outstanding 20% non-controlling interest in Ovarian, recognizing no gain or loss on the transaction. Ovarian was then collapsed into Diagnostics, which continues to be an 80% subsidiary of the Company.

Also on May 23, 2011, Diagnostics acquired the outstanding 20% non-controlling interest in Parkinson, also recognizing no gain or loss on the transaction, and distributed the now 100% owned subsidiary directly to Arrayit Corporation. As part of the exchange, Parkinson’s name was changed to Arrayit Scientific Solutions, Inc. The following includes a description of majority owned subsidiaries and ownership at March 31, 2012:

Subsidiary	Date of Incorporation	Business of Entity	Ownership
Arrayit Diagnostics, Inc.	June 2, 2009	Markets a test for Ovarian Cancer incorporating the technology and equipment developed by Arrayit Corporation	78% owned by Arrayit Corporation

Arrayit Scientific Solutions, Inc.	October 15, 2009	Markets a test for Parkinson’s Disease incorporating the technology and equipment developed by Arrayit Corporation	98% owned by Arrayit Corporation (2% owned by the President of Arrayit Scientific Solutions, Inc.)

On December 12, 2011, Arrayit Corporation signed an Agreement and Plan of Distribution with its subsidiary, Arrayit Diagnostics, Inc., whereby 19,350,000 shares of common stock of Arrayit Diagnostics (78.18% of the total outstanding) owned by Arrayit Corporation will be distributed ratably to the shareholders of Arrayit Corporation on the record date which will be upon successful completion of the Form S-1 registration statement by Arrayit Diagnostics, Inc.

Summary of Significant Accounting Policies

Financial Reporting:

The Company prepares its financial statements in conformity with accounting principles generally accepted in the United States of America. Revenues and expenses are reported on the accrual basis, which means that income is recognized as it is earned and expenses are recognized as they are incurred.

Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud. The Company's system of internal accounting control is designed to assure, among other items, that 1) recorded transactions are valid; 2) valid transactions are recorded; and 3) transactions are recorded in the proper period in a timely manner to produce financial statements which present fairly the financial condition, results of operations and cash flows of the Company for the respective periods being presented.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash includes all cash and highly liquid investments with original maturities of three months or less. The Company maintains cash in bank deposit accounts which, at times, exceed federally insured limits. The Company has not experienced any losses on these accounts.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation and amortization on property and equipment are determined using the straight-line method over the three to five year estimated useful lives of the assets.

Impairment of Long-Lived Assets

Arrayit reviews its long-lived assets for impairment when events or changes in circumstances indicate that the book value of an asset may not be recoverable. Arrayit evaluates, at each balance sheet date, whether events and circumstances have occurred which indicate possible impairment. The Company uses an estimate of future undiscounted net cash flows of the related asset or group of assets over the estimated remaining life in measuring whether the assets are recoverable. If it is determined that an impairment loss has occurred based on expected cash flows, such loss is recognized in the statement of operations.

Inventory

Inventories are stated at the lower of cost or market, cost determined on the basis of FIFO.

Revenue recognition:

Overview

The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is reasonably assured. In instances where final acceptance of the product or system is required, revenue is deferred until all the acceptance criteria have been met.

Product Sales

Product sales include sales of microarrays, reagents and related instrumentation. Microarray, reagent and instrumentation revenues are recognized when earned, which is generally upon shipment and transfer of title to the customer and fulfilment of any significant post-delivery obligations. Accruals are provided for anticipated warranty expenses at the time the associated revenue is recognized.

Services

Services revenue is comprised of equipment service revenue; revenue from custom microarray design fees; and scientific services revenue, which includes associated consumables.

Diagnostic Revenue

Revenue from medical testing and scientific services is recognized upon shipment of the reported results.

Other Income

The Company recognizes interest income as earned.

Shipping and Handling Costs

Shipping and handling costs billed to customers are recorded as revenue. Shipping and handling costs paid to vendors are recorded as cost of sales.

Fair Value of Financial Instruments

The Company follows accounting guidance relating to fair value measurements. This guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 – inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 – unobservable inputs for the asset or liability only used when there is little, if any, market activity for the asset or liability at the measurement date.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the unobservable inputs.

The fair value of the Company’s notes payable approximate stated value. The notes payable fair value was based on Level 2 inputs.

Allowance for Doubtful Accounts

The Company records an allowance for estimated losses on customer accounts. The allowance is increased by a provision for bad debts, which is charged to expense, and reduced by charge-offs, net of recoveries.

Patent Costs

Costs incurred with registering and defending patent technology are charged to expense as incurred.

Income Taxes

Upon completion of the March 19, 2009 transaction with IMHI as more fully described in Note 1, Arrayit Corporation became a Nevada “C” Corporation.

Deferred taxes are computed using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are not recognized unless it is more likely than not that the asset will be realized in future years.

Accounting for Uncertainty in Income Taxes

The Financial Accounting Standards Board has issued guidance on Accounting for Uncertainty in Income Taxes, FASB ASC 740, Income Taxes which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest amount of benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Management has concluded that the Company has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of this guidance.

When applicable, the Company will include interest and penalties related to uncertain tax positions in income tax expense.

Earnings (Loss) per Common Share

The computation of basic earnings per common share is computed using the weighted average number of common shares outstanding during the period. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the period plus common stock equivalents which would arise from the exercise of options and warrants outstanding using the treasury stock method and the average market price per share during the year. Options, warrants, convertible debt and convertible preferred stock which are common stock equivalents are not included in the diluted earnings per share calculations when their effect is anti-dilutive.

Stock-Based Compensation

The Company accounts for stock issued to employees, officers and directors in accordance with accounting standards for share-based payments which requires all new share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.

Non-Controlling Interest:

Arrayit Corporation is the controlling interest of the affiliated group, since it maintains an investment in each of the operating entities. As of March 31, 2012, Arrayit Corporation has a 78% ownership investment in Arrayit Diagnostics, Inc.

Effective December 12, 2011 Arrayit Corporation, signed an Agreement and Plan of Distribution with its subsidiary, Arrayit Diagnostics, Inc., whereby 19,350,000 shares of common stock of Arrayit Diagnostics (78.18% of the total outstanding) owned by Arrayit Corporation will be distributed ratably to the shareholders of Arrayit Corporation on the record date which will be upon successful completion of the filing of a Form S-1 registration statement by Arrayit Diagnostics, Inc. The shares of Arrayit Corporation entitled to participate in the “spin-off” shares will include shares of Arrayit Corporation issuable on the record date upon conversion of outstanding securities and exercise of outstanding warrants and options.

The Company accounts for the non-controlling interest in its two subsidiaries under ASC 810-10-45-16, Non-controlling Interest in a Subsidiary. This standard defines a non-controlling interest, previously called a minority interest, as the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent. The standard requires, among other items, that a non-controlling interest be included in the consolidated statement of financial position within equity separate from the parent's equity; consolidated net income to be reported at amounts inclusive of both the parent's and non-controlling interest’s shares and, separately, the amounts of consolidated net income attributable to the parent and non-controlling interest all on the consolidated statement of operations; and if a subsidiary is deconsolidated, any retained non-controlling equity investment in the former subsidiary be measured at fair value and a gain or loss be recognized in net income based on such fair value. Additionally, the standard defines a non-controlling interest as a financial instrument issued by a subsidiary that is classified as equity in the subsidiary's financial statements. A financial instrument issued by a subsidiary that is classified as a liability in the subsidiary's financial statements based on the guidance in other standards is not a controlling interest because it is not an ownership interest.

Royalty interests that entitle the holder to participate in future earnings and are not repayable are classified as non-controlling interests.

Deferred Offering Costs:

The Company may incur legal and accounting fees, as well as due diligence fees related to the preparation of our pending financing.  Such costs are initially deferred until the offering is completed, at which time they are recorded as a reduction of gross proceeds from the offering, or expensed to operations if the offering is unsuccessful.

Recent Accounting Pronouncements

ASU 2011-5, Statement of Comprehensive Income, was effective for the current quarter, but the guidance, which required companies to present net income and comprehensive income in one continuous statement or two consecutive statements had no impact on the Company’s financial statements.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

 Loss per Common and Common Equivalent Share

The computation of basic loss per common share is computed using the weighted average number of common shares outstanding during the year. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the year plus common stock equivalents which would arise from their exercise using the treasury stock method and the average market price per share during the year.  The Company determined that the effect of common stock equivalents (Stock Options, Stock Warrants and convertible Series “C” Preferred Shares) outstanding at March 31, 2012 and at December 31, 2011 were anti dilutive.

Other Comprehensive Income

The Company has no components of other comprehensive income and, accordingly, no Statement of Comprehensive Income has been included in the accompanying consolidated financial statements.